Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	$ 483	$ 25	$ 50
Derivative instrument - foreign exchange contract (Note 17)	22	0
Liabilities:
Short-term notes payable	1,252	926
Long-term debt, including current portion, fair value	11,665	11,568
Convertible debentures (Notes 16, 17)	489	487	$ 0
Level 1 [Member]
Assets:
Cash and cash equivalents	483	25
Derivative instrument - foreign exchange contract (Note 17)	0
Total assets	483	25
Liabilities:
Short-term notes payable	1,252	926
Long-term debt, including current portion, fair value	0	0
Convertible debentures (Notes 16, 17)	491	574
Fair value hedge - interest-rate swap	0
Total liabilities, fair value	1,743	1,500
Level 2 [Member]
Assets:
Cash and cash equivalents	0	0
Derivative instrument - foreign exchange contract (Note 17)	0
Total assets	0	0
Liabilities:
Short-term notes payable	0	0
Long-term debt, including current portion, fair value	11,665	11,568
Convertible debentures (Notes 16, 17)	0	0
Fair value hedge - interest-rate swap	5
Total liabilities, fair value	11,670	11,577
Level 3 [Member]
Assets:
Cash and cash equivalents	0	0
Derivative instrument - foreign exchange contract (Note 17)	22
Total assets	22	0
Liabilities:
Short-term notes payable	0	0
Long-term debt, including current portion, fair value	0	0
Convertible debentures (Notes 16, 17)	0	0
Fair value hedge - interest-rate swap	0
Total liabilities, fair value	0	3
Carrying Value [Member]
Assets:
Cash and cash equivalents	483	25
Derivative instrument - foreign exchange contract (Note 17)	22
Total assets	505	25
Liabilities:
Short-term notes payable	1,252	926
Long-term debt, including current portion, fair value	10,709	10,067
Convertible debentures (Notes 16, 17)	489	487
Fair value hedge - interest-rate swap	5
Total liabilities, fair value	12,455	11,492
Fair Value [Member]
Assets:
Cash and cash equivalents	483	25
Derivative instrument - foreign exchange contract (Note 17)	22
Total assets	505	25
Liabilities:
Short-term notes payable	1,252	926
Long-term debt, including current portion, fair value	11,665	11,568
Convertible debentures (Notes 16, 17)	491	574
Fair value hedge - interest-rate swap	5
Total liabilities, fair value	$ 13,413	13,080
Interest Rate Swap [Member] | Level 1 [Member]
Liabilities:
Fair value hedge - interest-rate swap		0
Interest Rate Swap [Member] | Level 2 [Member]
Liabilities:
Fair value hedge - interest-rate swap		9
Interest Rate Swap [Member] | Level 3 [Member]
Liabilities:
Fair value hedge - interest-rate swap		0
Interest Rate Swap [Member] | Carrying Value [Member]
Liabilities:
Fair value hedge - interest-rate swap		9
Interest Rate Swap [Member] | Fair Value [Member]
Liabilities:
Fair value hedge - interest-rate swap		9
Foreign Exchange Contract [Member] | Level 1 [Member]
Liabilities:
Fair value hedge - interest-rate swap		0
Foreign Exchange Contract [Member] | Level 2 [Member]
Liabilities:
Fair value hedge - interest-rate swap		0
Foreign Exchange Contract [Member] | Level 3 [Member]
Liabilities:
Fair value hedge - interest-rate swap		3
Foreign Exchange Contract [Member] | Carrying Value [Member]
Liabilities:
Fair value hedge - interest-rate swap		3
Foreign Exchange Contract [Member] | Fair Value [Member]
Liabilities:
Fair value hedge - interest-rate swap		$ 3